BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2021
Disclosure of associates [abstract]
BASIS OF PRESENTATION

1. GENERAL INFORMATION

Excellon Resources Inc. (the “Company” or “Excellon”) is a silver mining and exploration company listed on the Toronto Stock Exchange (the “TSX”), NYSE American, LLC exchange (the “NYSE American”) under the symbol EXN and the Frankfurt Stock Exchange under the symbol E4X2. Excellon’s vision is to create wealth by realizing strategic opportunities through discipline and innovation for the benefit of employees, communities and shareholders. The Company is advancing a precious metals growth pipeline that includes: Platosa, Mexico’s highest-grade silver mine since production commenced in 2005; Kilgore, a high quality advanced exploration gold project in Idaho; and an option on Silver City, a high-grade epithermal silver district in Saxony, Germany with 750 years of mining history and no modern exploration. The Company also aims to continue capitalizing on current market conditions by acquiring undervalued projects.

On April 2, 2020, the Company announced a temporary suspension of mining, milling and exploration activities at its Mexican operations in accordance with the Mexican Presidential Order to mitigate the spread of COVID-19 (the “Suspension”). The Suspension impacted all industries considered non-essential across Mexico. For the Company, the Suspension resulted in the suspension of mining operations, though essential care and maintenance activities required at the Companies operations were permitted to continue. At Platosa, such essential care and maintenance included ongoing labour costs and water pumping to maintain water levels of the mine, incurring a cost during the Suspension of approximately $3,300 during a period of negligible revenues. The Suspension and associated care and maintenance costs impacted the comparable three- and nine-month periods in 2020. The Mexican Government subsequently declared mining an essential service, and companies were allowed to commence activities to restart operations on June 1, 2020, provided they met the COVID-19 guidelines established by the Mexican Government. The Company recommenced mining and exploration activities in June 2020 and concentrate shipments resumed on July 6, 2020.

On April 22, 2020, the Company completed the acquisition of Otis Gold Corp. (“Otis”) by way of a statutory plan of arrangement resulting in Otis becoming a wholly-owned subsidiary of Excellon.

In September 2020, the Company completed a consolidation of its common shares at a ratio of five pre-consolidation common shares for one post-consolidation common share effective September 10, 2020, and the listing of its common shares on the NYSE American, LLC exchange effective September 23, 2020. As a result of the consolidation, shares issuable pursuant to the Company’s outstanding options, warrants, restricted share units and other convertible securities were proportionally adjusted on the same basis. All common share numbers, numbers of shares issuable under stock options, warrants and restricted share units and related per share amounts in these consolidated condensed financial statements have been retrospectively adjusted to reflect the share consolidation.

Excellon is domiciled in Canada and incorporated under the laws of the province of Ontario. The address of its registered office is 10 King Street East, Suite 200, Toronto, Ontario, M5C 1C3, Canada.

These condensed consolidated financial statements were approved by the Board of Directors on November 15, 2021.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

2. BASIS OF PRESENTATION

a)	Statement of compliance and going concern

The Company prepares its condensed consolidated financial statements in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and note disclosures normally included in the annual financial statements prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the IASB, have been omitted or condensed. These condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2020.

These condensed consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. The Provision for litigation (Note 12) has adversely impacted the Company’s Condensed Consolidated Statement of Financial Position as at September 30, 2021. The Judgment (as that term is defined in Note 12) is solely against San Pedro Resources SA de CV (“San Pedro”) as defendant and the Company believes that the Plaintiff (as that term is defined in Note 12) has no recourse against the Company’s other assets in Mexico (including Platosa), Idaho, Saxony or Canada. The book value of San Pedro’s assets included in the Statement of Financial Position of the Company is $5.0 million, including plant, property and equipment of $3.2 million, VAT recoverable of $1.4 million and materials, supplies and other of $0.4 million. The Platosa Mine is owned and operated by a separate subsidiary. Based on the Company’s understanding of corporate, labour and insolvency laws in Mexico, it does not foresee any significant cash outflow from Excellon or San Pedro and considers the likelihood of an interruption to San Pedro’s toll milling operations to be remote. While the Judgment is not subject to further legal appeal in Mexico, the Company continues to pursue avenues through its labour, community and government relationships and is investigating remedies under international law. The Company’s assets in Mexico, including those held in San Pedro, are security for the Debentures (Note 10). The Company is monitoring and assessing whether the Judgment and actions taken by the Plaintiff to date in connection with enforcing the Judgment could be considered to constitute an event of default under the trust indenture dated July 30, 2020 governing the outstanding Debentures (the "Indenture"). While the Company does not consider that an event of default has occurred under the Indenture, the Debenture holders may try to take the position that an event of default has occurred under the Indenture. An event of default under the Indenture, if not cured or waived, could result in the acceleration of all the Company's debt under the Debentures and could materially and adversely affect the Company’s future operations, cash flows, earnings, results of operations, financial condition and the economic viability of its projects. As of the date of the board approval of these financial statements, San Pedro has not received any notice that the Plaintiff has initiated any insolvency proceedings or any enforcement proceedings that could result in San Pedro losing control of the toll milling operations.

The Company applies judgment in assessing the future impact of the Provision for litigation, going concern uncertainties including management’s assessment that the Judgment is solely against San Pedro as the defendant, potential insolvency proceedings of San Pedro, potential event of default under the Indenture, the Plaintiff having no recourse to the Company’s other assets, COVID-19 on its business and operations, future commodity prices, and continued access to debt and/or equity financing. After considering these judgments, management has concluded that there are no material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern. In making this assessment, management does not foresee any significant cash outflow from Excellon or San Pedro concerning the Judgment. Management anticipates that the Company will have sufficient cash resources to fund the next 12 months of planned expenditures and discharge its liabilities in the normal course of operations.

b)	Summary of significant accounting policies, judgments, and estimates

These condensed consolidated financial statements have been prepared using the same accounting policies, methods of computation, judgments and estimates as the annual consolidated financial statements of the Company as at and for the year ended December 31, 2020. Certain comparatives in the statement of cash flow have been reclassified to conform with the current period classification.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)